Financial Instruments - Summary of Movement In Credit Allowance On Customer Balance (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Balance at the beginning	$ 113	$ 103	$ 93
Translation differences	(3)	(1)	2
Impairment loss recognized / (reversed), net	28	19	25
Amounts written off	(21)	(8)	(17)
Balance at the end	$ 117	$ 113	$ 103